Noncontrolling Interests (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Revenue	$ 318,747	$ 512,353	$ 569,981
Net income (loss) attributable to noncontrolling interests	$ 2,810	$ (3,516)	$ (22)